UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:	06/31/01

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
	                            /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

RONN C. LOEWENTHAL d/b/a
LOEWENTHAL CAPITAL MANAGEMENT
235 Montgomery Street, Suite 920
San Francisco, CA  94104

Form 13F File Number:  28-05315

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

RONN C. LOEWENTHAL
415-788-4823

Signature, Place and Date of Signing:

/s/ Ronn C. Loewenthal
______________________
Ronn C. Loewenthal,
d/b/a Loewenthal Capital Management
San Francisco, CA
08/06/01

Report Type (Check only one):
/ x / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/   /  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/   /  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

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                      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     49

Form 13F Information Table Value Total (x$1000):    $31,407

List of Other Included Managers:    None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
------------------------------ ---------------- --------- --------  -------  --- ---- ------- ------------ -------- -------- ------
AOL Time Warner Inc.           COM              02364J104      795    15000  SH       SOLE                    15000
Abbott Laboratories            COM              002824100     1152    24000  SH       SOLE                    24000
Adaptec Inc.                   COM              00651F108      497    50000  SH       SOLE                    50000
American International Group   COM              026874107     1020    12000  SH       SOLE                    12000
Applied Microsystems Com       COM              037935103      535   100000  SH       SOLE                   100000
Atmel Corp                     COM              049513104      337    25000  SH       SOLE                    25000
Automatic Data Processing Inc  COM              053015103      895    18000  SH       SOLE                    18000
Avanex Corp Com                COM              05348W109      194    20000  SH       SOLE                    20000
Chippac, Inc                   COM              169657103      626    60000  SH       SOLE                    60000
Cisco Systems                  COM              17275R102      455    25000  SH       SOLE                    25000
Citigroup Inc Com              COM              172967101     1233    23333  SH       SOLE                    23333
Concord EFS Inc                COM              206197105      250     4800  SH       SOLE                     4800
Corvis Corporation             COM              221009103      219    50000  SH       SOLE                    50000
Dell Computer Corp Com         COM              247025109      941    36000  SH       SOLE                    36000
E.Piphany                      COM              26881V100      406    40000  SH       SOLE                    40000
Emerson Electric Co            COM              291011104      968    16000  SH       SOLE                    16000
Extreme Networks               COM              30226D106      295    10000  SH       SOLE                    10000
Federal Home Ln Mtg Cp Com     COM              313400301     1157    17000  SH       SOLE                    17000
General Electric Co            COM              369604103     1024    21000  SH       SOLE                    21000
Home Depot Inc                 COM              437076102      931    20000  SH       SOLE                    20000
I2 Technologies Inc. Common    COM              465754109      198    10000  SH       SOLE                    10000
Intel                          COM              458140100      877    30000  SH       SOLE                    30000
International Business Machine COM              459200101     1130    10000  SH       SOLE                    10000
Linear Technology Corp         COM              535678106      398     9000  SH       SOLE                     9000
MBNA Corp Com                  COM              55262L100      825    25000  SH       SOLE                    25000
Maxin Integrated Products Inc  COM              57772K101      442    10000  SH       SOLE                    10000
Medtronic Inc                  COM              585055106     1012    22000  SH       SOLE                    22000
Merck & Co Inc Com             COM              589331107      767    12000  SH       SOLE                    12000
Microsoft                      COM              594918104      730    10000  SH       SOLE                    10000
Northern Trust Corp            COM              665859104      937    15000  SH       SOLE                    15000
O2 Micro                       COM              G6797e106      275    25000  SH       SOLE                    25000
On Semiconductor               COM              682189105      114    25000  SH       SOLE                    25000
Oni Systems Corp               COM              68273F103      558    20000  SH       SOLE                    20000
Oplink Communications          COM              68375Q106      112    30000  SH       SOLE                    30000
Patient Infosystems Com        COM              702915109        2    10000  SH       SOLE                    10000
Pepsico Inc Com                COM              713448108     1017    23000  SH       SOLE                    23000
Pfizer Inc                     COM              717081103      481    12000  SH       SOLE                    12000
Providan Financial Grp         COM              74406A102      888    15000  SH       SOLE                    15000
Real Networks                  COM              75605L104      470    40000  SH       SOLE                    40000
Redback Networks Inc Com       COM              757209101      134    15000  SH       SOLE                    15000
Riverstone Networks, Inc.      COM              769320102      398    20000  SH       SOLE                    20000
Safeway, Inc.                  COM              786514208      912    19000  SH       SOLE                    19000
Seebeyond Technology Corp      COM              815704101     1590   100000  SH       SOLE                   100000
TTM Technologies               COM              87305R109      220    25000  SH       SOLE                    25000
Viacom B Inc                   COM              925524308     1087    21000  SH       SOLE                    21000
Vignette Corp                  COM              926734104      701    79000  SH       SOLE                    79000
Virage Inc                     COM              92763q106      172    50000  SH       SOLE                    50000
Vitria Technology, Inc.        COM              92849Q104      103    30000  SH       SOLE                    30000
Wal Mart Stores Inc Com        COM              931142103      927    19000  SH       SOLE                    19000
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